Intangible Assets, Net (Details) - Schedule of Amortization Expenses Related to Intangible Assets - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Amortization Expenses Related to Intangible Assets [Line Items]
Cost of revenues	$ 5,471	$ 5,405	$ 6,068
Selling and marketing expenses	8,002	8,169	6,968
Total	$ 13,473	$ 13,574	$ 13,036